Summary of Significant Accounting Policies - Opening Balance Sheet Reclassification (IFRS 15 Standard) (Detail) - EUR (€) € in Millions	Jun. 30, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of reclassification of financial assets [line items]
Trade receivables and other		€ 483	€ 467
Trade payables and other		(1,023)	(984)
Provisions	€ (136)	(130)	€ (153)
Contracts liabilities reclassification [member]
Disclosure of reclassification of financial assets [line items]
Trade receivables and other		16
Trade payables and other		(39)
Provisions		€ 23